OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 27,196	$ 21,505
Employee taxes	45	35
Other items	563	1,206
Other current liabilities	$ 27,804	$ 22,746